PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
At cost:
Property	4,261,678	6,628,488
Leasehold improvements, renovation and decoration	6,040,445	7,018,376
Data center equipment	10,777,790	16,599,217
Office equipment	102,991	104,092
Motor vehicles	3,937	3,900
	21,186,841	30,354,073
Less: Accumulated depreciation	(7,895,831)	(9,226,809)
	13,291,010	21,127,264
Construction-in-progress	4,529,065	2,251,455
Impairment	(603,440)	(603,140)
Property and equipment, net	17,216,635	22,775,579

See note 2 (p) for details of impairment of property and equipment.

In December 2024, the Company entered into an agreement with a third party, which is also the Company’s customer, to dispose the long-lived assets in one of the Company’s data center. A disposal gain of RMB87,688 was recognized upon the disposal.

8.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

Depreciation expense was RMB1,663,932, RMB1,468,100 and RMB1,956,041 for the years ended December 31, 2023, 2024 and 2025, respectively, and were included in the following captions:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,573,970	1,409,442	1,866,176
Sales and marketing expenses	1,721	1,391	1,873
General and administrative expenses	38,280	30,949	50,350
Research and development expenses	49,961	26,318	37,642
	1,663,932	1,468,100	1,956,041

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Property	1,018,510	1,018,510
Data center equipment	1,302,597	1,768,073
	2,321,107	2,786,583
Less: Accumulated depreciation	(874,470)	(947,847)
	1,446,637	1,838,736
Impairment	(19,904)	(19,904)
	1,426,733	1,818,832

Depreciation of property and data center equipment under finance leases was RMB199,926 RMB165,262 and RMB205,297 for the years ended December 31, 2023, 2024 and 2025, respectively.

The carrying amounts of property and equipment pledged by the Company to secure borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Property	445,345	431,186
Leasehold improvements, renovation and decoration	128,031	112,015
Data center equipment	258,306	714,447
Office equipment	471	78
Total	832,153	1,257,726